UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06418

LORD ABBETT MUNICIPAL INCOME TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)
INSURED INTERMEDIATE TAX FREE December 31, 2004

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.72%

Education 14.78%
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A(6)	5.00%	3/1/2013	AAA	$150	$166,173
Appalachian St Univ NC Rev Ref Util Sys(11)	5.00%	5/15/2010	AAA	100	110,145
Delaware Cnty PA Auth Univ Rev Ref Villanova Univ(6)	5.00%	8/1/2010	AAA	200	220,488
Maricopa Cnty AZ Sch Dist No 69 Paradise Vly Ref Second Ser(6)	5.00%	7/1/2013	AAA	100	111,011
NY St Dorm Auth Lease Ref Master Boces Prog Ser A GTD(7)	5.00%	8/15/2008	AAA	150	162,977
NY St Dorm Auth Rev Insured Fordham Univ(6)	5.00%	7/1/2011	AAA	100	110,842
Pickens Cnty SC Sch Dist Ref Ser B(6)	2.25%	3/1/2005	AAA	100	100,061
Univ CO Univ Rev Enterprise Sys Ser A(11)	5.00%	6/1/2011	AAA	100	110,775
University TX Univ Rev Fin Sys Ser D	5.25%	8/15/2016	AAA	350	389,336
Total					1,481,808

General Obligation 27.68%
Austin TX Indpt Sch Dist Ref PSF GTD	5.25%	8/1/2015	AAA	250	281,545
Davie Cnty NC Sch(2)	4.00%	5/1/2012	AAA	200	209,298
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(6)	5.00%	5/1/2008	AAA	150	161,630
Hemet CA Univ Sch Dist 2002 Election Ser C(11)	5.00%	8/1/2011	AAA	200	223,062
HI St Ref Ser DB(11)	5.25%	9/1/2013	AAA	100	112,569
HI St Ref Ser CY(7)	5.50%	2/1/2011	AAA	150	169,339
LA Crosse WI Ref Ser A(7)	5.00%	12/1/2007	AAA	200	213,924
MC Henry Cnty IL Cmnty Cons Sch Dist No 047 Crystal Lake(7)	5.25%	2/1/2009	Aaa	170	186,883
NC St Ref Ser A	5.00%	6/1/2010	AAA	150	166,206
OK St Ref Bldg Ser A(6)	5.00%	7/15/2014	AAA	200	222,344
Pasadena CA Sch Dist Ser A Ref(6)	5.00%	11/1/2015	AAA	250	279,465
Salem Keizer OR Sch Dist No 24J Ref GTD(7)	5.00%	6/15/2011	AAA	200	221,916

1

TN St Ser A(7)	5.00%	8/1/2009	AAA	$100	$110,009
Wayne Cnty MI Cmnty College Cmnty College Impt(6)	5.25%	7/1/2010	Aaa	100	111,362
West Windsor Plainsboro NJ Regl Sch Dist Ref(7)	4.00%	12/1/2007	AAA	100	104,721
Total					2,774,273

Healthcare 1.00%
Wayne Cnty PA Hosp & Hlth Facs Wayne Mem Hosp Pj(11)	2.00%	7/1/2005	AAA	100	99,963

Lease 3.47%
Kansas City MO Sch Dist Bldg Ref Elem Sch Pj Ser B(6)	5.00%	2/1/2012	Aaa	100	110,510
OH St Bldg Auth Ref St Facs Adult Correction A(6)	5.50%	10/1/2010	AAA	210	237,006
Total					347,516

Miscellaneous 24.84%
CA St Economic Recovery Ser A(6)	5.25%	7/1/2014	AAA	200	227,188
DE River & Bay Auth Ref(2)	5.00%	1/1/2008	AAA	250	269,163
IL St Sales Tax Rev First Ser(7)	5.25%	6/15/2013	AAA	100	112,230
IN Bd Bk Rev Spl Prog South Bend Tif Ser E(11)	5.00%	9/1/2014	AAA	100	108,663
KY Asset/Liability Comm Ref Pj Nts Ser A(2)	5.00%	7/15/2006	AAA	250	259,997
Los Angeles CA Santn Equip Rev Ser A(2)	5.00%	2/1/2007	AAA	250	263,995
Mercer Cnty NJ Impt Auth Ref Regl Sludge Pj(6)	5.00%	12/15/2014	AAA	200	221,730
MI St Envr Ref(10)(11)	5.50%	12/1/2013	AAA	100	115,434
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(6)	2.62%	4/1/2014	AAA	200	199,464
MO Dev Fin Bd Cultural Facs Nelson Gallery(11)	5.25%	12/1/2013	AAA	100	111,559
OR St Dept Admin Svcs(7)	5.00%	9/1/2012	AAA	100	111,557
Phoenix AZ Str & Hwy User Rev Ref Jr Lien(6)	5.00%	7/1/2008	AAA	100	108,512
SC Transn Infrastr Ser A(2)	5.00%	10/1/2008	Aaa	250	272,167
WI St Petroleum Inspect Fee Rev Ref Ser 1(7)	5.00%	7/1/2008	AAA	100	107,955
Total					2,489,614

2

Power 3.87%
Puerto Rico Elec Pwr Auth Ref Ser JJ(11)	5.25%	7/1/2013	AAA	$100	$113,858
South MN Muni Pwr Agy Supply Rev Ref Ser A(11)	5.00%	1/1/2010	AAA	250	274,223
Total					388,081

Pre-Refunded 3.38%
Muhlenberg PA Sch Dist(6)	5.40%	9/1/2012	AAA	100	113,117
NY St Dorm Auth Rev(10)(11)	5.25%	8/15/2024	AAA	200	225,312
Total					338,429

Transportation 7.71%
DE Transn Auth Transn Sys Rev Ref Sr Ser B(2)	5.25%	7/1/2005	AAA	200	203,176
New Haven CT Air Rights Pkg Ref(2)	5.375%	12/1/2012	AAA	100	114,183
North TX Thruway Auth Dallas North Twy Sys Rev Ref Ser C(7)	3.00%	1/1/2006	AAA	100	100,798
PA St Tpk Comm Oil Sr Ser A(11)	5.25%	12/1/2012	AAA	100	113,246
Washington DC Met Area Transn Auth Gross Rev Ref(11)	5.00%	1/1/2007	AAA	230	241,408
Total					772,811

Water/Sewer 10.99%
Anacortes WA Swr Rev Ref(7)	4.00%	11/1/2007	Aaa	100	104,060
Columbus GA Wtr & Sew Rev Ref(7)	5.25%	5/1/2013	AAA	100	112,305
Houston TX Util Sys Rev Ref Comb First Lien Ser A(11)	5.00%	5/15/2009	AAA	200	218,282
Lansing MI Sew Disp Sys Ref(6)	5.00%	5/1/2014	AAA	150	166,875
Pima Cnty AZ Swr Rev Ref(7)	5.00%	7/1/2014	AAA	200	222,678
Shreveport LA Wtr & Swr Rev Ref Ser A(6)	5.00%	12/1/2012	AAA	100	110,934
Upper Occoquan Sew Auth VA(7)	5.00%	7/1/2011	AAA	150	166,542
Total					1,101,676
Total Municipal Bonds (Cost $9,642,321)					9,794,171

3

SHORT-TERM INVESTMENT 1.11%	Shares (000)

Money Market Mutual Fund 1.11%
Dreyfus Muni Cash Management Plus (Cost $110,789)	111	$110,789
Total Investments in Securities 98.83% (Cost $9,753,110)		9,904,960
Cash and Other Assets in Excess of Liabilities 1.17%		117,472
Net Assets 100.00%		$10,022,432

4

Schedule of Investments (unaudited)
FLORIDA TAX-FREE TRUST December 31, 2004

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 101.00%

Education 2.93%
Miami-Dade Cnty FL Ed Fac Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	$2,000	$2,290,160

General Obligation 12.58%
FL St Bd of Ed Cap Outlay Pub Ed Ser D	5.00%	6/1/2007	AA+	2,250	2,392,965
FL St Bd of Ed Cap Outlay Pub Ed Ser E	5.625%	6/1/2025	AA+	1,000	1,097,060
FL St Bd of Ed Cap Outlay Ser A	5.25%	6/1/2024	AA+	2,000	2,154,880
Florida St Dept Trans Right of Way Ser A	5.25%	7/1/2008	AA+	2,900	3,170,947
Hillsborough Cnty FL Sch Bd COP(11)	5.00%	7/1/2029	AAA	1,000	1,029,260
Total					9,845,112

Healthcare 12.24%
Highlands Cnty FL Fac Auth Rev Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A	2,000	2,164,060
Highlands Cnty FL Fac Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A	2,000	2,159,280
Miami FL Hlth Facs Auth Catholic Hlth East Ser B	5.25%	11/15/2033	A	475	483,389
Orange Cnty FL Hlth Fac Auth Rev Hosp Orlando Regl	5.75%	12/1/2032	A	1,000	1,067,260
Puerto Rico Ind Tourist Ed Med Envr Ctrl Fac Hosp	6.50%	11/15/2020	AA	410	474,919
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B(11)	5.50%	7/1/2028	AAA	2,875	3,235,295
Total					9,584,203

Housing 1.14%
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT(5)(9)	6.40%	3/1/2029	Aaa	720	725,774
Orange Cnty FL Hsg Fin Auth Ser A 1 AMT(9)	Zero Coupon	3/1/2028	Aaa	575	163,329
Total					889,103

Industrial 1.70%
Lee Cnty FL Ind Dev Auth Ref Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA	1,250	1,330,100

1

Miscellaneous 15.44%
Jacksonville FL Excise Taxes Ref Ser C AMT(11)	5.25%	10/1/2020	AAA		$1,090,590
				$1,000
Jacksonville FL Sales Tax Rev Ref & Impt Loc Govt(6)	5.375%	10/1/2018	AAA	1,000	1,117,470
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(6)	2.62%	4/1/2014	AAA	1,500	1,495,980
Miami-Dade Cnty FL Spl Oblig Sub Ser A(11)	Zero Coupon	10/1/2024	AAA	3,000	1,059,360
Miami-Dade Cnty FL Spl Oblig Sub Ser B(11)	5.00%	10/1/2037	AAA	1,000	1,031,090
Orange Cnty FL Tourist Dev Sub(2)	5.125%	10/1/2025	AAA	1,445	1,526,671
Orange Cnty FL Sales Tax Rev Ref Ser B(6)	5.125%	1/1/2032	AAA	1,425	1,480,333
Osceola Cnty FL Tourist Dev Tax Rev Ser A(6)	5.00%	10/1/2032	AAA	1,400	1,436,932
Puerto Rico Pub Bldg Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	A-	1,250	1,302,137
Tampa FL Sports Auth Rev Tampa Bay Arena Pj(11)	6.00%	10/1/2015	AAA	450	542,781
Total					12,083,344

Pre-Refunded 26.88%
Boca Raton FL Ref	5.25%	7/1/2016	AAA	1,615	1,811,061
Boca Raton FL Ref	5.25%	7/1/2017	AAA	1,000	1,121,400
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(6)	6.375%	7/1/2029	AAA	1,250	1,474,738
Muni Secs Trust Ctfs Ser 7005 Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	1,250	1,473,775
Orange Cnty FL Tourist Dev Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	716,198
Puerto Rico Comwlth Pub Impt	6.00%	7/1/2029	A-	4,000	4,116,440
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	A	1,000	1,166,460
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	A	1,000	1,191,680
Puerto Rico Comwlth Ser 8 RIBs(11)	9.20%	7/1/2026	Aaa	3,500	4,441,010
Tampa Bay Wtr FL Util Sys Rev(6)	6.00%	10/1/2024	AAA	3,000	3,523,290
Total					21,036,052

2

Resource Recovery 0.98%
Jacksonville FL Pollution Rev
Anheuser-Busch Pj	5.70%	8/1/2031	A+		$750	$767,835

Transportation 11.81%
FL Ports Fin Commn Rev St Transn TR FD Intermodal Prg AMT(6)	5.50%	10/1/2029	AAA		1,295	1,372,622
FL St Tpk Auth Tpk Rev RIBs	7.365%	7/1/2033	AA-	(b)	2,000	2,106,400
Greater Orlando FL Aviation(7)	5.125%	10/1/2032	AAA		1,000	1,033,130
Jacksonville FL Port Auth Arpt Rev Ser A AMT(6)	6.25%	10/1/2024	AAA		1,000	1,043,610
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Ref(6)	5.125%	7/1/2025	Aaa		750	793,688
Pensacola FL Arpt Rev Ser A AMT(11)	6.125%	10/1/2018	AAA		1,250	1,378,500
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser 9 RIBs(4)(7)	9.70%	7/1/2026	Aaa		500	529,860
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	A		880	990,167
Total						9,247,977

Water/Sewer 15.30%
Melbourne FL Wtr & Swr Rev Ref & Impt(6)	5.00%	10/1/2034	Aaa		1,000	1,031,050
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A(6)	5.00%	10/1/2032	AAA		1,000	1,026,380
Miami Beach FL Stormwater Rev(6)	5.25%	9/1/2020	AAA		1,000	1,098,970
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA		1,000	1,098,970
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA		1,000	1,083,190
Miami-Dade Cnty FL Wtr & Swr Rev Ref(11)	5.00%	10/1/2007	AAA		2,000	2,141,380
Ocala FL Wtr & Swr Rev(6)	5.25%	10/1/2027	Aaa		800	856,312
Polk Cnty FL Util Sys Rev Ser A(6)	5.00%	10/1/2034	AAA		2,000	2,062,100
Riviera Beach FL Util Spl Dist Wtr & Swr Rev(6)	5.00%	10/1/2034	Aaa		1,000	1,031,050
Sebring FL Wtr & Wastewtr Rev Ref (6)	5.25%	1/1/2020	AAA		500	545,235
Total						11,974,637
Total Municipal Bonds (Cost $73,077,319)						79,048,523

3

SHORT-TERM INVESTMENT 0.28%	Shares (000)

Money Market Mutual Fund 0.28%
Dreyfus FL Muni Money Market Fund (Cost $219,994)	220	$219,994
Total Investments in Securities 101.28% (Cost $73,297,313)		79,268,517
Liabilities in Excess of Cash and Other Assets (1.28%)		(1,001,279)
Net Assets 100.00%		$78,267,238

4

Schedule of Investments (unaudited)
GEORGIA TAX-FREE TRUST December 31, 2004

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.48%

Education 21.91%
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA	$1,050	$1,076,250
Athens GA Hsg Auth Student Hsg Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa	2,000	2,067,160
Athens GA Hsg Auth Student Hsg Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa	500	539,170
Bulloch Cnty GA Dev Auth GA South Univ Pj(2)	5.00%	8/1/2021	Aaa	400	423,488
Cobb Cnty GA Dev Auth Pkg Rev Kennesaw St Univ Fdtn Inc Pj(11)	5.00%	7/15/2029	Aaa	1,250	1,290,150
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA	1,000	1,122,780
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Fdg Ser A	5.00%	11/1/2031	AA+	1,400	1,435,266
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	806,385
Fulton Cnty GA Dev Auth Rev Molecular Science Bldg Pj(11)	5.00%	5/1/2034	AAA	2,000	2,055,380
Fulton Cnty GA Dev Auth Rev Morehouse College Pj(2)	5.875%	12/1/2030	AAA	1,850	2,089,131
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA	1,000	1,103,880
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,042,740
Private Colleges & Univ Auth GA Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,107,070
Private Colleges & Univ Auth GA Emory Univ Pj Ser A	5.50%	11/1/2025	AA	1,000	1,090,860
Private Colleges & Univ Auth GA Rev Emory Univ Pj Ser A	5.75%	11/1/2018	AA	500	567,945
Private Colleges & Univ Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa1	500	526,605
Private Colleges & Univ Auth Spelman College	5.25%	6/1/2021	Aa3	1,340	1,467,528
Total					19,811,788

General Obligation 5.57%
GA St Ser C	7.25%	7/1/2005	AAA	1,500	1,538,190

GA St Ser F	5.00%	11/1/2018	AAA	$1,000	$1,081,900
Puerto Rico Comwlth Ser A Unrefunded Bal Pub Impt	5.375%	7/1/2028	A-	1,155	1,214,633
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	A-	665	677,296
Puerto Rico Comwlth Ser A	5.25%	7/1/2024	A-	500	528,745
Total					5,040,764

Healthcare 4.05%
Athens-Clarke Cnty GA Univ Govt Catholic Hlth East Issue	5.50%	11/15/2032	A	1,000	1,032,110
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj(11)	5.125%	1/1/2032	AAA	500	516,705
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,085,780
Puerto Rico Ind Tourist Ed Med Envr Ctrl Fac Hosp	6.50%	11/15/2020	AA	410	474,919
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD(11)	5.50%	3/1/2021	Aaa	500	548,375
Total					3,657,889

Housing 2.85%
Clayton Cnty GA Hsg Auth Multi Fam Hsg Rev(8)	5.60%	12/20/2024	Aaa	495	534,120
GA St Hsg & Fin Auth Rev Sing Fam Sub Ser D-2 AMT	5.75%	12/1/2031	AAA	905	931,833
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	600	602,196
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT(8)	5.15%	11/20/2022	AAA	500	512,025
Total					2,580,174

Industrial 0.83%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	500	537,415
Monroe Cnty GA Dev Auth Poll GA Pwr Co Plant(2)	5.25%	7/1/2031	AAA	205	213,249
Total					750,664

Lease 1.44%
College Park GA Business Civic Ctr Pj (2)	5.75%	9/1/2026	AAA	450	499,824
GA Muni Assn Inc Ctfs City Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	750	800,880
Total					1,300,704

Miscellaneous 3.48%
Assoc Cnty GA Leasing Pj Rockdale Cnty GA Pub Purp Pj(2)	5.625%	7/1/2020	AAA	$25	$27,839
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev(11)	5.625%	10/1/2026	AAA	1,000	1,146,920
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Center Pj	5.00%	6/1/2026	AA	750	780,555
George L Smith II GA World Congress Ctr Auth Rev AMT(11)	5.75%	7/1/2015	AAA	500	549,095
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D GTD	5.375%	7/1/2033	A-	615	640,947
Total					3,145,356

Power 4.31%
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,020,840
Muni Elec Auth GA Combustion Turbine Pj Ser A(11)	5.25%	11/1/2022	AAA	1,445	1,564,198
Puerto Rico Elec Pwr Auth Ref Ser FF(11)	5.25%	7/1/2005	AAA	250	253,870
Puerto Rico Elec Pwr Auth Ser HH(7)	5.25%	7/1/2029	AAA	1,000	1,058,450
Total					3,897,358

Pre-Refunded 29.85%
Atlanta GA Arpt Fac Rev Ref Gen Ser A(6)	5.50%	1/1/2026	AAA	1,645	1,866,417
Atlanta GA Arpt Fac Rev Ser A(6)	5.60%	1/1/2030	AAA	1,500	1,708,845
Atlanta GA ETM	5.60%	12/1/2015	AA-	95	98,078
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(11)	Zero Coupon	8/1/2015	AAA	395	218,147
Fayette Cnty GA Pub Fac Auth Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	1,000	1,164,230
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA	2,000	2,332,240
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA	750	880,507
Glynn Brunswick GA Mem Hosp Auth Rev Southeast GA Hlth(11)	6.00%	8/1/2016	AAA	400	427,652
Muni Secs Trust Ctfs Ser 7005 Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	1,000	1,179,020

Puerto Rico Comwlth(4)(7)	5.50%	7/1/2017	AAA		$500	$531,985
Puerto Rico Comwlth(11)	5.75%	7/1/2026	AAA		1,990	2,257,516
Puerto Rico Comwlth	6.00%	7/1/2029	A-		2,250	2,315,497
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	A		2,000	2,126,400
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA		335	376,480
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA		580	660,307
Puerto Rico Comwlth Ser A	5.00%	7/1/2027	AAA		370	414,037
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	A-		915	1,026,081
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.375%	7/1/2033	A-		1,685	1,903,393
Puerto Rico Pub Fin Corp Comwlth Approp Ser A(11)	5.50%	8/1/2020	AAA		1,500	1,716,375
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	BBB+		2,000	2,269,400
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	BBB+		1,000	1,069,410
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa		1,000	444,060
Total						26,986,077

Resource Recovery 2.47%
Atlanta GA Wtr & Wastewater Rev Ser A Unrefunded Balance(6)	5.00%	11/1/2029	AAA		2,090	2,131,821
Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT GTD	6.40%	1/1/2015	AAA		100	102,000
Total						2,233,821

Transportation 13.05%
Atlanta GA Arpt Fac Rev AMT(11)	Zero Coupon	1/1/2010	AAA		990	756,598
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Ref Atlantic AMT(2)	5.00%	4/1/2018	AAA		500	518,705
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		500	538,880
Puerto Rico Comwlth Hwy & Transn Auth Rev Rites PA1052 RIBs	8.554%	1/1/2010	A	(a)	1,750	2,100,210
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser 9 RIBs(4)(7)	9.70%	7/1/2026	Aaa		500	529,860
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	A		250	281,297

Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(7)	5.00%	7/1/2032	AAA	$225	$232,373
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(11)	5.875%	7/1/2020	AAA	1,000	1,142,080
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A	1,500	1,551,570
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	A	405	422,869
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A	3,385	3,723,703
Total					11,798,145

Water/Sewer 8.67%
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2022	AAA	500	542,600
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2030	AAA	1,110	1,153,112
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2034	AAA	1,000	1,070,760
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2039	AAA	500	532,520
Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)	5.25%	7/1/2021	Aaa	500	545,850
Columbia Cnty GA Wtr & Swr Rev(7)	5.00%	6/1/2025	AAA	400	419,880
DeKalb Cnty GA Wtr & Swr	5.00%	10/1/2028	AA	1,000	1,026,500
Elberton GA Combined Util Sys Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa	550	611,550
Glynn Cnty GA Wtr & Swr Rev Ref & Impt(2)	5.00%	4/1/2023	Aaa	750	789,773
Henry Cnty GA Wtr & Swr Auth Rev (6)	5.625%	2/1/2030	AAA	1,050	1,147,923
Total					7,840,468
Total Investments in Municipal Bonds 98.48% (Cost $84,740,977)					89,043,208
Cash and Other Assets in Excess of Liabilities 1.52%					1,372,102
Net Assets 100.00%					$90,415,310

Schedule of Investments (unaudited)
HIGH YIELD MUNICIPAL BOND FUND December 31, 2004

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 102.57%

General Obligation 4.12%
FL St Bd of Edu Pub Ed Ser D	5.00%	6/1/2033	AA+		$500	$515,110

Healthcare 18.26%
Alton IL Hosp Fac Rev & Ref St. Anthonys Hlth Ctr	6.00%	9/1/2014	BB+		500	493,730
Joplin MO Indl Dev Auth Hlthfacs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		500	526,290
St Mary Hosp Auth PA Hlth Sys Rev Catholic Hlth East Ser B	5.375%	11/15/2034	A		500	512,860
Todd Morrison Cass & Wadena Cnty MN Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2		250	250,375
WI Hlth & Ed Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-	(b)	500	502,190
Total						2,285,445

Industrial 23.94%
Allegheny Cnty PA Dev Auth Pittsburgh Mills Pj	5.60%	7/1/2023	NR		500	509,330
Golden St Tob Corp CA Tob Settl Rev Ser 2003 A1	6.75%	6/1/2039	BBB		500	502,180
Little River Cnty AR Rev Ref Georgia Pacific Corp Pj AMT	5.60%	10/1/2026	Ba3		500	494,995
NJ Econ Dev Auth Dev Rev Glimcher Pptys Lp Pj AMT	6.00%	11/1/2028	NR		500	500,190
Tobacco Settl Fin Corp NJ	6.75%	6/1/2039	BBB		500	500,590
Tobacco Settl Rev Mgmt Auth Tob Settl Rev Ser B	6.375%	5/15/2028	BBB		500	488,385
Total						2,995,670

Miscellaneous 8.13%
Jefferson Cnty AL Ltd Oblig Sch Wt Ser A	5.25%	1/1/2023	A		500	523,705
Mohegan Tribe Indians CT Pub Impt Pri Dist	5.25%	1/1/2033	BB+		500	493,140
Total						1,016,845

Power 4.15%
PA Econ Dev Fin Auth Rev Reliant Energy A AMT	6.75%	12/1/2036	B1		500	519,630

1

Resource Recovery 4.00%
Harris Cnty TX Indl Dev Corp Pol Ctrl Rev	2.13%#	3/1/2024	AAA	$500	$500,000

Special Tax 16.11%
Beaumont CA Fin Auth Loc Agy Rev Ser D	5.80%	9/1/2035	NR	500	499,955
Menifee CA Un Sch Dist Spl Tax Cmnty Facs Dist No 2002-5	5.50%	9/1/2034	NR	500	496,415
Midtown Miami FL Cmnty Dev FL Spl Assmt Rev Ser A	6.25%	5/1/2037	NR	500	518,895
Pine ISl Cmnty Dev Dist FL Spl Assmt	5.75%	5/1/2035	NR	500	500,610
Total					2,015,875

Transportation 19.75%
Minneapolis & St. Paul MN Ref Northwest Airlines Inc Pj AMT(c)	7.375%	4/1/2025	NR	500	481,405
NJ Econ Dev Auth Continental Airlines Inc Pj AMT	7.20%#	11/15/2030	B	500	451,005
NJ St Tpk Auth Rev Rols RR II R 323 RIBs(2)	7.882%	1/1/2035	Aaa	500	516,310
Puerto Rico Comwlth Hwy & Trans Auth Rev Ser G	5.00%	7/1/2042	A	500	504,470
Tulsa OK Muni Arpt TR Rev Var Ref Ser A Rmkt AMT	7.75%	6/1/2035	B-	500	517,755
Total					2,470,945

Water/Sewer 4.11%
New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B(7)	5.00%	6/15/2036	AAA	500	514,195

Total Municipal Bonds (Cost $12,681,949)					12,833,715

	Shares (000)
SHORT-TERM INVESTMENT 0.56%
Money Market Mutual Fund 0.56%
SSgA Tax Free Money Market Fund (Cost $69,585)	69	69,585
Total Investments in Securities 103.13% (Cost $12,751,534)		12,903,300
Liabilities in Excess of Cash and Other Assets (3.13%)		(391,782)
Net Assets 100.00%		$12,511,518

2

Schedule of Investments (unaudited)
MICHIGAN TAX-FREE TRUST December 31, 2004

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.28%

Education 9.40%
Eastern MI Univ Rev Gen Ser B(6)	5.60%	6/1/2025	AAA	$1,430	$1,577,419
Forest Hills MI Pub Schs(6)	5.25%	5/1/2020	Aaa	2,000	2,161,460
Grand Vly MI St Univ Rev(6)	5.50%	2/1/2018	AAA	1,150	1,309,977
Puerto Rico Comwlth Pub Impt Rites PA 1280 RIBs	8.05%	7/1/2034	AA+	1,000	1,028,660
Univ MI Univ Rev Student Fee Ser A	6.00%	4/1/2007	Aaa	250	270,062
Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA	565	621,093
Total					6,968,671

General Obligation 37.26%
Adrian MI City Sch Dist(7)	5.00%	5/1/2034	AAA	1,500	1,543,830
Anchor Bay MI Sch Dist Sch Bldg & Site	5.00%	5/1/2033	AA+	1,000	1,025,030
Bath MI Cmnty Schs Sch Bldg & Site (6)	5.00%	5/1/2029	AAA	1,650	1,707,057
Belding MI Area Sch(2)	5.00%	5/1/2026	AAA	400	412,744
Birmingham MI City Sch Dist Sch Bldg & Site(7)	5.00%	11/1/2033	AAA	1,000	1,032,060
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA+	450	496,067
Caledonia MI Cmnty Schs Ref(4)(7)	5.25%	5/1/2022	AAA	1,025	1,114,882
Carman-Ainsworth MI Cmnty Sch(6)	5.00%	5/1/2027	AAA	1,000	1,033,990
Central Montcalm MI Pub Sch(11)	5.90%	5/1/2019	AAA	1,000	1,123,160
Crawford Ausable MI Sch Dist Sch Bldg & Site	5.00%	5/1/2021	AA+	350	368,365
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(6)	5.25%	5/1/2028	AAA	1,000	1,060,780
Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA+	700	750,197
Grand Blanc MI Cmnty Schs Sch Bldg & Site(7)	5.00%	5/1/2021	AAA	500	533,745
Grand Rapids MI Smartzone Loc Dev Auth(2)	5.375%	6/1/2028	AAA	1,125	1,215,889
Huron MI Sch Dist(7)	5.25%	5/1/2021	AAA	250	268,880
Kaleva Norman ETC MI Sch Dist Bldg & Site Ref(6)	6.00%	5/1/2025	Aaa	600	686,034

1

Laingsburg MI Cmnty Sch Dist Sch Bldg & Site Bd	5.25%	5/1/2026	AA+	$450	$474,948
Lake Orion MI Cmnty Sch Dist Ref	5.125%	5/1/2022	AA+	550	585,316
Memphis MI Cmnty Sch(6)	5.25%	5/1/2029	Aaa	150	157,426
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA+	1,325	1,504,471
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2025	A-	1,000	1,035,920
Puerto Rico Muni Fin Agy Ser A(7)	5.75%	8/1/2012	AAA	1,745	1,976,596
Saginaw MI City Sch Dist Sch Bldg & Site(7)	5.00%	5/1/2034	AAA	1,125	1,155,296
South Lyon MI Cmnty Schs(7)	5.50%	5/1/2023	AAA	1,425	1,555,715
South Lyon MI Cmnty Schs Sch Bldg & Site(6)	5.25%	5/1/2022	AAA	1,000	1,086,690
Southfield MI Pub Schs Sch Bldg & Site Ser A(6)	5.25%	5/1/2021	AAA	1,025	1,130,903
Southfield MI Pub Schs Sch Bldg & Site Ser B(7)	5.00%	5/1/2029	AAA	1,000	1,033,050
Warren MI Cons Sch Dist Sch Bldg & Site(6)	5.00%	5/1/2027	AAA	1,000	1,037,840
Wayne Cnty MI Bldg Auth Cap Impt Ser A(11)	5.25%	6/1/2016	AAA	500	529,020
Total					27,635,901

Healthcare 1.51%
MI St Hosp Fin Auth Rev Ref Trinity Hlth Ser A(2)(4)(13)	6.00%	12/1/2027	AAA	1,000	1,123,930
Lease 4.88%
Grand Rapids MI Pub Sch(11)	5.00%	11/1/2021	AAA	250	264,570
MI St Bldg Auth Rev Ref Facs Prog Ser I (7)	5.00%	10/15/2007	AAA	1,000	1,068,040
MI St COP(2)	Zero Coupon	6/1/2022	AAA	2,000	892,480
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,398,229
Total					3,623,319

Miscellaneous 5.97%
MI Muni Bd Auth Rev Ref Sch Ln Ser A(10)(11)	5.25%	6/1/2010	AAA	2,500	2,780,000
MI St Bldg Auth Rev Ref Facs Prog Ser I (7)	5.00%	10/15/2009	AAA	1,500	1,649,370
Total					4,429,370

2

Power 2.13%
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	$500	$662,040
MI St Strategic Fd Ltd Oblig Rev Detroit Fd Ser BB(11)	7.00%	7/15/2008	AAA	350	400,949
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(11)	5.00%	7/1/2032	AAA	500	518,545
Total					1,581,534

Pre-Refunded 24.54%
Alpena MI Pub Sch(11)	5.625%	5/1/2022	AAA	200	215,182
Alpena MI Pub Sch Refunded 1999/222 (11)	5.625%	5/1/2022	AAA	300	322,773
Anchor Bay MI Sch Dist Sch Bldg & Site Ser I(6)	6.00%	5/1/2023	AAA	1,100	1,257,729
Eastern MI Univ Rev(6)	5.50%	6/1/2027	AAA	500	535,315
Greenville MI Pub Sch Ref(7)	6.00%	5/1/2025	AAA	1,000	1,143,390
Hartland MI Cons Sch Dist(6)	6.00%	5/1/2021	AAA	1,950	2,249,169
Howell MI Pub Sch(11)	6.00%	5/1/2025	AAA	1,100	1,192,785
Huron Vly MI Sch Dist(6)	5.75%	5/1/2022	AAA	250	269,680
Kalamazoo MI Hosp Fin Auth Fac Rev Hosp Rev ETM RIBs(6)	8.408%	6/1/2011	AAA	2,000	2,078,360
Lake Orion MI Cmnty Sch Dist(2)	7.00%	5/1/2020	AAA	1,050	1,077,405
Lake Orion MI Cmnty Sch Dist Ser A (6)	6.00%	5/1/2017	AAA	1,335	1,539,816
Lakeview MI Cmnty Sch(6)	5.60%	5/1/2022	AAA	210	225,824
Potterville MI Pub Sch(7)	6.00%	5/1/2029	AAA	1,000	1,143,390
Puerto Rico Comwlth	6.00%	7/1/2029	A-	1,850	1,903,853
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	A	1,000	1,191,680
Puerto Rico Comwlth Ser A ETM	5.50%	10/1/2040	AAA	1,000	1,089,510
Saline MI Area Schs(6)	5.50%	5/1/2015	AAA	750	765,982
Total					18,201,843

Transportation 3.28%
MI St Comprehensive Ser B(7)	5.25%	5/15/2020	AAA	1,000	1,093,640
MI St Comprehensive Transn Ref Ser A (7)	5.00%	11/1/2021	AAA	700	736,274

3

Puerto Rico Comwlth Hwy & Transn Auth Rev Rites PA 1052 RIBs	8.554%	1/1/2010	A	(a)	$500	$600,060
Total						2,429,974

Water/Sewer 10.31%
Detroit MI Disp Rev Ref Ser B(11)	5.25%	7/1/2021	AAA		805	825,077
Detroit MI Disp Rev Ref Sr Lien Ser A (7)	5.00%	7/1/2028	AAA		1,000	1,029,970
Detroit MI Wtr Supply Sys Sr Lien Ser A (11)	5.00%	7/1/2034	AAA		1,000	1,025,020
Grand Rapids MI Santn Swr Sys Rev Ref & Impt Ser A(6)	4.75%	1/1/2028	AAA		1,050	1,054,200
Lansing MI Bd Wtr & Lt Wtr Supply Steam & Elec Util Sys(7)	5.00%	7/1/2022	AAA		1,865	1,973,338
MI Muni Bd Auth Rev Drinking Wtr St Revolving Fd	5.00%	10/1/2024	AAA		1,000	1,048,290
Muskegon Heights MI Wtr Sys Ser A (11)	5.625%	11/1/2020	Aaa		300	334,974
Muskegon Heights MI Wtr Sys Ser A (11)	5.625%	11/1/2025	Aaa		320	353,040
Total						7,643,909
Total Investments in Municipal Bonds 99.28% (Cost $68,894,608)						73,638,451
Cash and Other Assets in Excess of Liabilities 0.72%						533,111
Net Assets 100.00%						$74,171,562

4

Schedule of Investments (unaudited)

PENNSYLVANIA TAX-FREE TRUST December 31, 2004

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.28%

Education 18.40%
Lehigh Cnty PA Gen Purp Auth Rev Desales Univ Pj(12)	5.125%	12/15/2023	AA	$1,000	$1,055,690
PA St Higher Ed Fac Auth Drexel Univ	6.00%	5/1/2029	A	800	868,168
PA St Higher Ed Fac Auth Moravian College Pj(12)	5.375%	7/1/2031	AA	1,000	1,044,760
PA St Higher Ed Fac Auth Univ of the Arts(12)	5.625%	3/15/2025	AA	1,000	1,057,210
PA St Higher Ed Fac Auth Univ of the Arts(12)	5.75%	3/15/2030	AA	500	535,555
PA St Higher Ed Facs Auth Rev Lafayette College Pj	6.00%	5/1/2030	AA-	1,425	1,608,355
PA St Higher Ed Facs Auth Rev Univ Sciences Phil(11)	5.25%	11/1/2025	AAA	1,000	1,066,960
PA St Higher Ed Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A	600	624,186
PA St Higher Ed Facs Auth Rev Univ of Scranton(2)	5.75%	11/1/2017	AAA	1,000	1,135,060
PA St Higher Ed Facs Auth Rev Ursinus College(12)	5.50%	1/1/2024	AA	1,000	1,082,370
Philadelphia PA Auth Ind Dev Rev Ed Cmnty Fgn Med Grads(11)	5.00%	6/1/2015	AAA	250	263,743
Philadelphia PA Sch Dist(6)	5.25%	6/1/2034	AAA	3,000	3,185,040
Quaker Vly PA Sch Dist(7)	5.50%	4/1/2025	Aaa	800	889,912
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	200,582
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	190,841
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	180,850
State Pub Sch Bldg Auth PA Jefferson Cnty Dubois Tech Sch(6)	5.00%	2/1/2029	AAA	1,000	1,033,790
State Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj(11)	5.50%	10/1/2020	AAA	800	882,488
State Pub Sch Bldg Auth PA Sch Rev Lease Phil Sch(7)	5.25%	6/1/2027	AAA	1,000	1,070,020
Total					17,975,580

1

General Obligation 16.16%
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	$1,000	$1,413,580
Mckeesport Penn Nts Ser A(c)(7)	4.75%	9/1/2035	AAA	1,000	1,004,860
Mifflin Cnty PA(6)	5.625%	9/1/2031	AAA	2,500	2,752,050
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	625	657,600
Pennsbury PA Sch Dist(6)	5.50%	1/15/2020	Aaa	1,000	1,113,150
Philadelphia PA Sch Dist Ser B(6)	5.625%	8/1/2021	AAA	1,000	1,105,920
Philadelphia PA Sch Dist Ser B(6)	5.625%	8/1/2022	AAA	1,000	1,102,480
Plum Boro PA Sch Dist(6)	5.25%	9/15/2030	AAA	1,000	1,046,990
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2034	A-	1,500	1,521,495
Puerto Rico Comwlth Ser A Unrefunded Bal Pub Impt	5.375%	7/1/2028	A-	1,825	1,919,225
Tredyffrin Easttown PA Sch Dist	5.50%	2/15/2017	Aaa	1,000	1,107,490
West Middlesex Area Sch Dist PA(6)	5.15%	12/15/2030	AAA	1,000	1,036,560
Total					15,781,400

Healthcare 5.68%
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A	1,500	1,544,235
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr(1)(3)	5.375%	12/1/2018	A	1,000	1,042,260
Montgomery Cnty PA Higher Ed & Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A	1,000	1,025,720
Puerto Rico Ind Tourist Ed Mutuo Oblig Grp Ser A(11)	6.25%	7/1/2024	AAA	850	870,748
York Cnty PA Hosp Auth Rev York Hosp(2)	5.25%	7/1/2017	AAA	1,000	1,062,860
Total					5,545,823

Industrial 5.02%
Allegheny Cnty PA Ind Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	1,000	1,063,610
Bradford Cnty PA Ind Dev Auth Intl Paper Co Pj Ser A AMT	6.60%	3/1/2019	BBB	1,250	1,281,075
Philadelphia PA Auth For Indl Dev Lease Rev Ser B(7)	5.125%	10/1/2026	AAA	1,000	1,051,070
York Cnty PA Ind Dev Auth Poll Ctrl Rev Svc Elec & Gas Ser A(11)	6.45%	10/1/2019	AAA	1,475	1,513,409
Total					4,909,164

2

Lease 1.90%
West Middlesex Area Sch Dist PA Cap Apprec Ser A(7)	Zero Coupon	6/15/2032	AAA		$885	$213,435
York PA Gen Auth Gtd Rev York City Recreation Corp(2)	5.50%	5/1/2018	AAA		1,475	1,640,053
Total						1,853,488

Miscellaneous 5.40%
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrt Pj Ser A	6.30%	12/15/2018	A-	(b)	1,000	1,112,220
Montgomery Cnty PA Ind Dev Auth Rev Hill Sch Pj(11)	5.35%	8/15/2027	Aaa		2,250	2,340,923
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	A-		1,000	1,053,540
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Prog(2)	6.15%	12/1/2029	AAA		730	773,369
Total						5,280,052

Pre-Refunded 23.77%
Allegheny Cnty PA Port Auth Spl Rev Transn(11)	6.00%	3/1/2013	AAA		2,000	2,294,340
Allegheny Cnty PA Port Auth Spl Rev Transn(11)	6.125%	3/1/2029	AAA		500	576,035
Bethlehem PA Area Sch Dist(11)	6.00%	3/1/2016	AAA		1,000	1,044,380
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa		465	521,191
Childrens Trst FD PR Tob Set Rev	6.00%	7/1/2026	AAA		750	866,370
PA Conv Ctr Auth Rev Ser A ETM(6)	6.70%	9/1/2016	AAA		855	1,042,596
PA Intergovt Coop Auth Spl Tax Rev Funding Prog(6)	6.75%	6/15/2021	AAA		2,000	2,042,420
Philadelphia PA Gas Wks Rev Twelfth Ser B ETM(11)	7.00%	5/15/2020	AAA		2,220	2,795,024
Philadelphia PA Sch Dist Ser A(7)	5.50%	2/1/2031	AAA		500	570,900
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2019	AAA		450	516,875
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2020	AAA		250	287,152
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2021	AAA		500	574,305
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2030	AAA		1,250	1,435,762
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	A		1,000	1,063,200

3

Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2026	A		$500	$514,805
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA		925	1,053,075
Puerto Rico Elec Pwr Auth Rev Ser X	6.00%	7/1/2015	A-		1,000	1,039,770
Puerto Rico Elec Pwr Auth Rev Ser X	6.125%	7/1/2021	A-		500	520,190
Radnor Twp PA Sch Dist	5.75%	3/15/2026	Aa3		1,200	1,289,388
Riverside PA Sch Dist(6)	5.50%	10/15/2020	AAA		1,000	1,129,970
State Pub Sch Bldg Auth PA Northhampton Area Cmnty College (2)	5.75%	3/1/2020	AAA		1,775	2,040,043
Total						23,217,791

Transportation 17.75%
Allegheny Cnty PA Arpt Rev(11)	5.00%	1/1/2017	AAA		1,000	1,041,960
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A(7)	5.20%	1/1/2027	AAA		1,000	1,056,920
Delaware River Port Auth PA & NJ Rev(7)	6.00%	1/1/2019	AAA		1,000	1,136,550
PA St Tpk Comm(2)	5.50%	7/15/2033	AAA		3,000	3,273,990
PA St Tpk Comm Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA		1,000	1,071,760
Puerto Rico Comwlth Hwy & Ser G(6)	5.25%	7/1/2020	AAA		1,000	1,102,840
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		2,000	2,155,520
Puerto Rico Comwlth Hwy & Transn Auth Rev Rites PA1052 RIBs	8.554%	1/1/2010	A	(a)	2,750	3,300,330
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A		2,000	2,200,120
Puerto Rico Port Auth Rev Ser D AMT (6)	7.00%	7/1/2014	AAA		1,000	1,002,940
Total						17,342,930

Water/Sewer 5.20%
Allegheny Cnty PA San Auth Swr Rev (11)	5.375%	12/1/2024	AAA		2,000	2,180,180
Bucks Cnty PA Wtr & Swr Auth Rev Ser A(2)	5.00%	6/1/2024	AAA		1,000	1,043,950
Luzerne Cnty PA Indl Dev Auth PA Amern Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA		1,000	1,015,980
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA		760	836,160
Total						5,076,270
Total Investments in Municipal Bonds 99.28% (Cost $90,236,748)						96,982,498
Cash and Other Assets in Excess of Liabilities 0.72%						704,784
Net Assets 100.00%						$97,687,282

4

(a)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(b)	This investment has been rated by Fitch IBCA.
(c)	Security purchased on a when-issued basis.
#	Variable rate security. This interest rate represents the rate at December 31, 2004.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT-	Income from this security may be subject to Alternative Minimum Tax.
COP -	Certificates of Participation.

ETM-Escrow to Maturity.

GTD-Guaranteed.

Pre-Refunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second  bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF-Permanent School Fund.

RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2004.

Rites-Residual Interest Tax-Exempt Security.

NR-Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Certified Bond Insurance
(4)	Custodian Receipt
(5)	Federal Home Loan Mortgage Corporation
(6)	Financial Guaranty Insurance Company
(7)	Financial Security Assurance Inc.
(8)	Government National Mortgage Association
(9)	Government National Mortgage Association/Federal National Mortgage Association
(10)	Insurance Bond Certificate
(11)	Municipal Bond Investors Assurance Corporation
(12)	Radian Asset Assurance Inc.
(13)	Temporary Custodial Receipts

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company.  The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002. The Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004.

The Trust consists of the following six portfolios (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Insured Intermediate Tax-Free Fund (“Insured”), Florida Series (“Florida”), Georgia Series (“Georgia”), Lord Abbett High Yield Municipal Bond Fund (“High Yield”), Michigan Series (“Michigan”), and Pennsylvania Series (“Pennsylvania”). High Yield commenced investment operations on December 1, 2004. The SEC effective date was December 30, 2004 and shares first became available to the public on January, 3 2005.  Each Fund is non-diversified as defined under the Act, except for Insured.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.  Each Fund (except for Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation-Securities are valued at prices supplied by independent pricing services approved by the Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.  FEDERAL TAX INFORMATION

As of December 31, 2004, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Insured Intermediate	$9,753,110	$163,054	$(11,204)	$151,850
Florida	73,297,313	6,025,180	(53,976)	5,971,204
Georgia	84,740,977	4,364,043	(61,812)	4,302,231
High Yield	12,751,534	154,608	(2,842)	151,766
Michigan	68,894,608	4,764,284	(20,441)	4,743,843
Pennsylvania	90,236,748	6,823,639	(77,889)	6,745,750

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term than for short-term bonds.  As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those funds.  In addition, High Yield invests in lower rated municipal bonds which may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. In addition, High Yield could incur liquidity risk, and tax risk.  Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than Insured and High Yield invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as Insured and High Yield. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”), except High Yield which may invest up to 100%. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest up to 20% of its net assets in residual interest bonds (“RIBs”), except High Yield which may invest an undefined percentage of net assets. RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But, when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:          Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 22, 2005